AMERICAN EXPRESS Financial Direct

Strategist Income Fund, Inc.

1999 Annual Report



Strategist Government Income Fund

Strategist High Yield Fund

Strategist Quality Income Fund

Table of Contents

From the Portfolio Managers                                               2
The Fund's Long-term Performance                                          8
Independent Auditors' Report (Strategist Income Fund, Inc.)              14
Financial Statements (Strategist Income Fund, Inc.)                      15
Notes to Financial Statements (Strategist Income Fund, Inc.)             20
Federal Income Tax Information (Strategist Income Fund, Inc.)            27
Independent Auditors' Report (Government Income Portfolio)               30
Financial Statements (Government Income Portfolio)                       31
Notes to Financial Statements (Government Income Portfolio)              34
Investments in Securities (Government Income Portfolio)                  40
Independent Auditors' Report (High Yield Portfolio)                      50
Financial Statements (High Yield Portfolio)                              51
Notes to Financial Statements (High Yield Portfolio)                     54
Investments in Securities (High Yield Portfolio)                         58
Independent Auditors' Report (Quality Income Portfolio)                  91
Financial Statements (Quality Income Portfolio)                          92
Notes to Financial Statements (Quality Income Portfolio)                 95
Investments in Securities (Quality Income Portfolio)                    100

(picture of) James W. Snyder
James W. Snyder
Portfolio manager

From the Portfolio Manager
Strategist Government Income Fund

Strategist Government Income Fund had a productive fiscal year, although rising interest rates tempered performance during the second half of the period. For the 12 months as a whole -- June 1998 through May 1999 -- the Portfolio generated a total return (net asset value change and interest income) of 4.19%.

Continuing the trend of recent years, the inflation rate -- the key influence on interest rates and, thus, the bond market -- remained remarkably low over the period. Reinforcing the low-inflation environment was another outbreak of the so-called "Asian flu," the financial illness that first struck Southeast Asia in 1997. This time, the victims were Russia and Latin America in the late summer and fall of 1998.

The upshot of the financial turmoil was a "flight to quality" on the part of many concerned investors, who took refuge in U.S. Treasury securities. Their heavy buying helped drive down interest rates, which in turn drove up prices for Treasuries. Investors largely ignored other bond sectors, including mortgage-backed bonds issued by federal government agencies, but the interest-rate decline still had a positive effect on their prices.

MOOD SWINGS
By late winter, though, market psychology had changed from worry about a potential global recession to concern that worldwide growth, led by the juggernaut U.S. economy, might actually become strong enough to fan the fire of inflation. So, the selling pressure on bonds increased, pushing up interest rates and pushing down prices for much of the final four months.

As for the Portfolio, the asset mix was roughly 50/50 -- Treasuries and mortgage-backed bonds -- when the fiscal year began. As the period progressed, I shifted more money into mortgage bonds, concentrating on low-coupon issues, which are generally less vulnerable to mortgage refinancing than higher-yielding issues and, consequently, a decline in value. By the middle of the period, mortgage bonds made up close to 80% of the holdings, with Treasuries accounting for most of the rest.

Because I thought interest rates were likely to come down, I maintained a slightly long duration in the Portfolio early in the period. (Duration, a function of the average maturity of the bonds held in the Portfolio, determines the approximate sensitivity of the Fund's value to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) Therefore, when rates declined late in 1998, the Fund's performance was enhanced somewhat. Late in the period, I reduced the duration. As is usually the case, I also maintained investments in two forms of derivatives -- options and interest-rate futures contracts, which ultimately enhanced the Fund's performance for the period as a whole.


James W. Snyder

(picture of) Jack Utter
Jack Utter
Portfolio manager

From the Portfolio Manager
Strategist High Yield Fund

High-yield bonds made a strong comeback in the second half of the fiscal year, but not enough to prevent Strategist High Yield Fund from experiencing a modestly negative result for the 12 months as a whole. For the period -- June 1998 through May 1999 -- the Portfolio lost 3.94% on a total return basis (net asset value change and interest income).

The environment for high-yield bonds was generally good when the period began. The economy was rolling along, inflation showed no signs of increasing, and the financial upheaval that struck Asia in the fall of 1997 seemed to have settled down. But by the mid-summer of 1998, another bout of the "Asian flu" hit, this time in Russia and, soon after, Latin America.

Here at home, the upshot of the situation for investors was that the possibility of a global recession appeared considerably greater. The result was a wave of selling that swamped the high-yield market as investors embarked on a "flight to quality" whose primary destination was U.S. Treasury bonds, which offered the safety and liquidity they sought. Although the downturn in the high-yield market was widespread, the Fund's holdings in the energy, telecommunications and emerging foreign-market sectors were particularly affected.

AN IMPROVED ENVIRONMENT
Things improved markedly over the winter and early spring, however, as U.S. economic data stayed remarkably strong, inflation remained well under control and a measure of calm returned to smaller foreign economies. For the Portfolio, this resulted in solid gains in four of the final five months of the period. Leading the way in the rebound were holdings in the telecommunications, paper/packaging, media and emerging-market sectors, which, when combined, represented a substantial portion of the portfolio.

Looking at other factors in the high-yield market, occasional periods of heavy supply of new issues hampered bond prices at times. Demand, on the other hand, remained reasonably good.

As the new fiscal year begins, the investment environment has been clouded by concern over the possibility that the Federal Reserve will find it necessary to raise short-term interest rates to head off a potential spike in inflation. In fact, in anticipation of that possibility, long-term interest rates crept higher during the final few months of the past fiscal year. My view is that inflation is unlikely to show signs of a meaningful pickup and, therefore, should the Fed act, it won't need to raise rates substantially. If that scenario plays out and the economy remains healthy, I think high-yield bonds are in position to deliver good performance in the months ahead, especially in relation to other bond sectors.



Jack Utter

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager
Strategist Quality Income Fund

A rise in long-term interest rates hampered performance in the second half of the fiscal year, but Strategist Quality Income Fund still generated positive results for the period as a whole. For the 12 months -- June 1998 through May 1999 -- the Portfolio generated a total return, which includes net asset value change and interest income, of 3.38%.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period. But the U.S. bond market got an additional boost from another outbreak of the financial malady known as the "Asian flu," which, by last summer, had spread to Russia and Latin America. The result was a flood of money into the U.S. Treasury bonds from investors who were seeking what they believed to be a safe haven for investment. The buying resulting from this "flight to quality" drove long-term interest rates down and bond prices up until late in 1998.

The major beneficiaries of this trend were long-term U.S. Treasury bonds, which experienced a sharp price increase thanks to their high sensitivity to changes in interest rates. Performance among all other bond sectors, including corporate and mortgage-backed issues, lagged well behind, as investors largely ignored them in their pursuit of the safety and liquidity offered by Treasuries.

By late winter, though, the environment had changed markedly. With the U.S. economy continuing to show remarkably robust growth and a sense of calm returning to foreign markets, investors began to worry about the possibility of rising inflation. The result was an upturn in interest rates that sent bond prices, especially Treasuries, tumbling over the final few months of the period.

In the early stage of the upturn in interest rates, I emphasized higher-yielding mortgage-backed and corporate issues, whose value declined more slowly than Treasuries. But as the downturn progressed, I began to sell those corporates that I felt would fare the worst should the Federal Reserve raise rates. In the process, I also raised cash reserves and employed bond futures contracts to cushion the decline in bond prices.

Because I thought interest rates were likely to decline, early in the period I positioned the Portfolio with a relatively long duration. (A function of the average maturity of the bonds in the portfolio, duration determines how sensitive the Fund's net asset value is to interest-rate changes. The longer the duration, the greater the sensitivity.) Therefore, when rates came down, the Fund responded positively. Beginning in the winter, I lowered the duration to provide some cushion for the Fund in the event of an ongoing interest-rate rise.

At this writing (mid-June), long-term interest rates are still well above what they were several months ago, a reflection of investors' heightened concern that inflation could soon become a problem. My view is that inflation is unlikely to get out of hand and, if so, interest rates may actually work their way somewhat lower as the market anticipates an economic slow down next year. That, in turn, would lead to an improving environment for bonds.



Ray Goodner

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Government Income Fund

$20,000

                                        Lehman Brothers
                                   Aggregate Bond Index
                                                                         $12,036
$10,000                                                               Strategist
                               Merrill Lynch 1-5 Year                 Government
                                     Government Index                Income Fund



6/30/96    9/96    1/97    5/97    9/97    1/98    5/98    9/98    1/99    5/99



Average Annual Total Return (as of May 31, 1999)
                        1 year           5 years          10 years
                        +4.19%           +6.85%            +7.20%

Assumes: Holding period from 6/30/96 to 5/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,259. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch 1-5 Year Government Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Federal Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Government Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Brothers Aggregate Bond Index is an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Merrill Lynch 1 to 5 Year Government Index is an unmanaged index, made up of a representative list of government bonds. The index is frequently used as a general measure of government bond performance. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

The Fund's Long-term Performance

How your $10,000 has grown in Strategist High Yield Fund

$20,000

                                     Merrill Lynch High
                                       Yield Bond Index
                                                                         $12,140
$10,000                                                          Strategist High
                                      Lehman Brothers                Income Fund
                                 Aggregate Bond Index



6/30/96    9/96    1/97    5/97    9/97    1/98    5/98    9/98    1/99    5/99


Average Annual Total Return (as of May 31, 1999)
                        1 year           5 years          10 years
                        -3.94%           +8.72%            +9.40%

Assumes: Holding period from 6/30/96 to 5/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,946. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch High Yield Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Extra Income Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to High Yield Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Brothers Aggregate Bond Index is an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Merrill Lynch High Yield Bond Index provides a broad-based measure of performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default. The index is "rule-based," which means there is a defined list of criteria that a bond must meet in order to qualify for inclusion in the index.

The Fund's Long-term Performance

How your $10,000 has grown in Strategist Government Income Fund

$20,000

                                        Lehman Brothers
                                   Aggregate Bond Index
                                                                         $12,153
$10,000                                                       Strategist Quality
                                                                     Income Fund



6/30/96    9/96    1/97    5/97    9/97    1/98    5/98    9/98    1/99    5/99


Average Annual Total Return (as of May 31, 1999)
                        1 year           5 years          10 years
                        +3.38%           +7.73%            +8.53%

Assumes: Holding period from 6/30/96 to 5/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,098. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Brothers Aggregate Bond Index. Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

On June 10, 1996, AXP Selective Fund (the predecessor fund) converted to a master/feeder structure and transferred all of its assets to Quality Income Portfolio. The performance information, prior to June 10, 1996, in the total return table represents performance of the corresponding predecessor fund prior to March 20, 1995 and Class A shares of the corresponding predecessor fund from March 20, 1995 through June 10, 1996, adjusted to reflect the absence of sales charges on shares of the Fund. The historical performance has not been adjusted for any difference between the estimated aggregate fees and expenses of the Fund and historical fees and expenses of the predecessor fund.

Lehman Brothers Aggregate Bond Index is an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the debt securities held in the Portfolio.

Federal Income Tax Information

The Funds are required by the Internal Revenue Code of 1986 to tell their shareholders about the tax treatment of the dividends they pay during their fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

Strategist Government Income Fund
Fiscal year ended May 31, 1999

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.02429
July 29, 1998                                  0.02568
Aug. 27, 1998                                  0.02244
Sept. 24, 1998                                 0.02171
Oct. 27, 1998                                  0.02644
Nov. 25, 1998                                  0.02461
Dec. 22, 1998                                  0.10023
Jan. 25, 1999                                  0.02534
Feb. 25, 1999                                  0.02186
March 24, 1999                                 0.02006
April 26, 1999                                 0.02213
May 27, 1999                                   0.02286
Total                                         $0.35765

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.00827
Total distributions                           $0.36592

The distribution of $0.10850 per share, payable Dec. 22, 1998, consisted of $0.02021 derived from net investment income, $0.08002 from net short-term capital gains (a total of $0.10023 taxable as dividend income) and $0.00827 from net long-term capital gains.

Strategist High Yield Fund
Fiscal year ended May 31, 1999

Income distributions taxable as dividend income, 2.22% qualifying for deduction by corporations.

Payable date                                 Per share

June 26, 1998                                 $0.03545
July 29, 1998                                  0.03701
Aug. 27, 1998                                  0.03700
Sept. 24, 1998                                 0.03863
Oct. 27, 1998                                  0.03801
Nov. 25, 1998                                  0.03301
Dec. 22, 1998                                  0.04708
Jan. 25, 1999                                  0.03249
Feb. 25, 1999                                  0.03299
March 24, 1999                                 0.03350
April 26, 1999                                 0.03451
May 27, 1999                                   0.03200
Total                                         $0.43168

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.02510
Total distributions                           $0.45678

The distribution of $0.07218 per share, payable Dec. 22, 1998, consisted of $0.03000 derived from net investment income, $0.01708 from net short-term capital gains (a total of $0.04708 taxable as dividend income) and $0.02510 from net long-term capital gains.

Strategist Quality Income Fund
Fiscal year ended May 31, 1999

Income distributions taxable as dividend income, 0.84% qualifying for deduction by corporations.

Payable date                                 Per share

June 25, 1998                                 $0.03844
July 27, 1998                                  0.04375
Aug. 26, 1998                                  0.04555
Sept. 24, 1998                                 0.04530
Oct. 26, 1998                                  0.04941
Nov. 24, 1998                                  0.04544
Dec. 22, 1998                                  0.04914
Jan. 25, 1999                                  0.04758
Feb. 25, 1999                                  0.04338
March 24, 1999                                 0.03813
April 26, 1999                                 0.04744
May 27, 1999                                   0.04451
Total                                         $0.53807

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $0.05779
Total distributions                           $0.59586

The distribution of $0.10693 per share, payable Dec. 22, 1998, consisted of $0.04262 derived from net investment income, $0.00652 from net short-term capital gains (a total of $0.04914 taxable as dividend income) and $0.05779 from net long-term capital gains.

The  financial   statements   contained  in   Post-Effective   Amendment  #5  to
Registration Statement No. 33-60323 filed on or about July 28, 1999, are incorporated herein by reference.



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American Express Service Corporation, Distributor

S-6148 D (7/99)